UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-1810

                             Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

                                                                 SHARES              VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS--94.6%
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.0%
-------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Porsche AG, Preferred                                            89,570    $    56,819,789
-------------------------------------------------------------------------------------------
Toyota Motor Corp.                                            2,618,000        106,921,240
                                                                           ----------------
                                                                               163,741,029
-------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
International Game Technology                                 2,232,700         76,760,226
-------------------------------------------------------------------------------------------
Starbucks Corp. 1                                             1,314,700         81,984,693
                                                                           ----------------
                                                                               158,744,919
-------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Sharp Corp.                                                   3,136,300         51,205,522
-------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                            1,105,600         48,967,024
-------------------------------------------------------------------------------------------
MEDIA--8.7%
Grupo Televisa SA, Sponsored GDR                              1,613,190         97,597,995
-------------------------------------------------------------------------------------------
JC Decaux SA 1                                                1,950,712         56,954,320
-------------------------------------------------------------------------------------------
Pearson plc                                                   7,641,092         92,198,481
-------------------------------------------------------------------------------------------
Reed Elsevier plc                                             5,609,464         51,745,538
-------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                23,017,786         64,862,666
-------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                               54,491,700        416,861,505
-------------------------------------------------------------------------------------------
Societe Television Francaise 1                                1,383,890         45,051,197
-------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                   18,676,377         86,741,703
-------------------------------------------------------------------------------------------
Wolters Kluwer NV                                             2,873,664         57,692,018
-------------------------------------------------------------------------------------------
WPP Group plc                                                 4,267,640         46,948,465
-------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                           19,807,207         77,962,115
                                                                           ----------------
                                                                             1,094,616,003
-------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.3%
Circuit City Stores, Inc./Circuit City Group                  4,973,215         77,781,083
-------------------------------------------------------------------------------------------
Gap, Inc. (The)                                               2,060,800         43,524,096
-------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                 7,664,200        266,991,047
-------------------------------------------------------------------------------------------
New Dixons Group plc                                         35,230,024        102,810,038
-------------------------------------------------------------------------------------------
RadioShack Corp.                                              1,260,800         41,455,104
                                                                           ----------------
                                                                               532,561,368
-------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Coach, Inc. 1                                                   668,700         37,714,680
-------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                               423,630         32,447,397
                                                                           ----------------
                                                                                70,162,077
CONSUMER STAPLES--7.3%
-------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das Americas, ADR                        2,193,700         62,147,521
-------------------------------------------------------------------------------------------
Diageo plc                                                    1,600,530         22,831,352
-------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                     11,224,300         58,935,881
-------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                              15,504,400         42,645,098
                                                                           ----------------
                                                                               186,559,852
-------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Boots Group plc                                               3,985,328         50,155,176
-------------------------------------------------------------------------------------------
Carrefour SA                                                    710,040         33,817,863
-------------------------------------------------------------------------------------------



                          1 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Seven-Eleven Japan Co. Ltd.                                 1,262,700    $    39,802,098
                                                                         ----------------
                                                                             123,775,137
-----------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Cadbury Schweppes plc                                      12,835,418        119,517,285
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.5%
Hindustan Lever Ltd.                                       22,184,700         73,234,517
-----------------------------------------------------------------------------------------
Reckitt Benckiser plc                                       7,844,464        237,053,840
                                                                         ----------------
                                                                             310,288,357
-----------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Gillette Co.                                                2,019,300         90,424,254
-----------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                           2,835,200         41,060,182
                                                                         ----------------
                                                                             131,484,436
-----------------------------------------------------------------------------------------
TOBACCO--0.4%
Altria Group, Inc.                                            518,000         31,649,800
-----------------------------------------------------------------------------------------
ITC Ltd.                                                      478,800         14,426,783
                                                                         ----------------
                                                                              46,076,583
ENERGY--7.6%
-----------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
GlobalSantaFe Corp.                                         3,500,200        115,891,622
-----------------------------------------------------------------------------------------
Technip SA                                                    680,670        125,827,266
-----------------------------------------------------------------------------------------
Transocean, Inc. 1                                          3,549,700        150,471,780
                                                                         ----------------
                                                                             392,190,668
-----------------------------------------------------------------------------------------
OIL & GAS--4.4%
BP plc, ADR                                                 1,590,356         92,876,790
-----------------------------------------------------------------------------------------
Burlington Resources, Inc.                                  1,284,000         55,854,000
-----------------------------------------------------------------------------------------
ChevronTexaco Corp.                                         1,830,634         96,126,591
-----------------------------------------------------------------------------------------
Encana Corp.                                                1,386,656         79,161,432
-----------------------------------------------------------------------------------------
ENI SpA                                                     2,117,300         53,011,643
-----------------------------------------------------------------------------------------
Husky Energy, Inc.                                          3,946,165        112,804,032
-----------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                  784,530         14,790,926
-----------------------------------------------------------------------------------------
Total SA, B Shares                                            226,540         49,648,236
                                                                         ----------------
                                                                             554,273,650
FINANCIALS--17.6%
-----------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Northern Trust Corp.                                          781,100         37,945,838
-----------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.1%
ABN Amro Holding NV                                         4,433,868        117,461,041
-----------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                      2,924,987         71,166,599
-----------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.                  3,262,625         52,660,399
-----------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                        365,100         23,512,440
-----------------------------------------------------------------------------------------
HSBC Holdings plc                                           7,014,189        120,020,988
-----------------------------------------------------------------------------------------
HSBC Holdings plc                                             688,500         11,619,082
-----------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                              4,665,950         94,018,893
-----------------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                    23,970,200         48,494,572
-----------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                      7,156,082        240,706,825
-----------------------------------------------------------------------------------------
Societe Generale, Cl. A                                     1,108,059        112,131,293
-----------------------------------------------------------------------------------------
Wachovia Corp.                                              2,341,738        123,175,419
                                                                         ----------------
                                                                           1,014,967,551


                          2 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.1%
3i Group plc                                                3,567,102     $   45,610,912
-----------------------------------------------------------------------------------------
American Express Co.                                        1,638,200         92,345,334
-----------------------------------------------------------------------------------------
Citigroup, Inc.                                               795,933         38,348,052
-----------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                      1,882,500         68,735,061
-----------------------------------------------------------------------------------------
Investor AB, B Shares                                       2,377,802         30,235,091
-----------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                        4,853,219        189,324,073
-----------------------------------------------------------------------------------------
MBNA Corp.                                                  3,760,200        106,000,038
-----------------------------------------------------------------------------------------
MLP AG                                                      1,381,295         27,336,761
-----------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                      3,476,100         41,574,156
                                                                          ---------------
                                                                             639,509,478
-----------------------------------------------------------------------------------------
INSURANCE--4.1%
ACE Ltd.                                                    2,531,071        108,203,285
-----------------------------------------------------------------------------------------
Aegon NV                                                    6,449,847         87,932,534
-----------------------------------------------------------------------------------------
Allianz AG                                                    865,726        114,320,078
-----------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                              28,320         83,147,520
-----------------------------------------------------------------------------------------
Everest Re Group Ltd.                                         494,800         44,314,288
-----------------------------------------------------------------------------------------
Manulife Financial Corp.                                    1,461,839         67,592,439
                                                                          ---------------
                                                                             505,510,144
HEALTH CARE--12.8%
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Affymetrix, Inc. 1                                          1,628,100         59,507,055
-----------------------------------------------------------------------------------------
Amgen, Inc. 1                                               1,787,300        114,655,295
-----------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                      1,942,200         40,611,402
-----------------------------------------------------------------------------------------
Genentech, Inc. 1                                           1,020,300         55,545,132
-----------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                            967,700         56,194,339
-----------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                     2,740,200         95,879,598
-----------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                               1,197,700         14,396,354
-----------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                          1,138,000         13,792,560
                                                                          ---------------
                                                                             450,581,735
-----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Essilor International SA                                      693,140         54,314,967
-----------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                     1,260,528         20,410,469
-----------------------------------------------------------------------------------------
Smith & Nephew plc                                         10,285,580        105,253,122
-----------------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                        960,000          7,502,759
                                                                          ---------------
                                                                             187,481,317
-----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Express Scripts, Inc. 1                                       639,500         48,883,380
-----------------------------------------------------------------------------------------
IMS Health, Inc.                                            2,069,900         48,042,379
-----------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                     1,069,400        102,181,170
                                                                          ---------------
                                                                             199,106,929
-----------------------------------------------------------------------------------------
PHARMACEUTICALS--6.1%
AstraZeneca plc                                             1,044,840         37,893,153
-----------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                              2,977,400         49,221,388
-----------------------------------------------------------------------------------------
Eli Lilly & Co.                                               625,900         35,519,825
-----------------------------------------------------------------------------------------
Novartis AG                                                 1,571,121         79,170,904
-----------------------------------------------------------------------------------------
Pfizer, Inc.                                                2,584,390         69,494,247
-----------------------------------------------------------------------------------------
Roche Holdings AG                                           1,213,117        139,650,879
-----------------------------------------------------------------------------------------


                          3 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED

Sanofi-Synthelabo SA                                        2,707,728     $  216,412,133
-----------------------------------------------------------------------------------------
Schering-Plough Corp.                                       3,071,000         64,122,480
-----------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                         4,937,200         68,273,762
                                                                          ---------------
                                                                             759,758,771
INDUSTRIALS--4.5%
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
Boeing Co.                                                  1,099,500         56,921,115
-----------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                   3,595,200        120,223,488
-----------------------------------------------------------------------------------------
Lockheed Martin Corp.                                         925,500         51,411,525
-----------------------------------------------------------------------------------------
Northrop Grumman Corp.                                        985,200         53,555,472
-----------------------------------------------------------------------------------------
Raytheon Co.                                                2,271,600         88,206,228
                                                                          ---------------
                                                                             370,317,828
-----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
JGC Corp.                                                   1,920,400         17,560,406
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa Ltd.                                      5,550,000         51,946,234
-----------------------------------------------------------------------------------------
Siemens AG                                                    740,775         62,790,171
                                                                          ---------------
                                                                             114,736,405
-----------------------------------------------------------------------------------------
MACHINERY--0.4%
Hyundai Heavy Industries Co. Ltd.                           1,400,000         46,590,031
-----------------------------------------------------------------------------------------
MARINE--0.1%
Peninsular & Oriental Steam Navigation Co.                  2,297,850         13,123,629

INFORMATION TECHNOLOGY--19.6%
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.8%
Alcatel SA 1                                                4,073,320         63,744,557
-----------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                       3,609,900         69,671,070
-----------------------------------------------------------------------------------------
Corning, Inc. 1                                             4,860,600         57,209,262
-----------------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                       17,665,900         56,000,903
-----------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                    1,688,500         45,910,315
-----------------------------------------------------------------------------------------
QUALCOMM, Inc.                                              2,701,600        114,547,840
-----------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                    1,227,500         40,519,775
-----------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                85,870,400        273,941,747
                                                                          ---------------
                                                                             721,545,469
-----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International Business Machines Corp.                       1,192,381        117,544,919
-----------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                   13,607,200         73,206,736
                                                                          ---------------
                                                                             190,751,655
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Hoya Corp.                                                    277,700         31,355,411
-----------------------------------------------------------------------------------------
Keyence Corp.                                                 198,000         44,364,985
-----------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                 871,000         48,875,651
-----------------------------------------------------------------------------------------
Nidec Corp.                                                   201,100         24,511,945
-----------------------------------------------------------------------------------------
Omron Corp.                                                   529,600         12,636,597
-----------------------------------------------------------------------------------------
Tandberg ASA                                                5,520,000         68,582,467
                                                                          ---------------
                                                                             230,327,056
-----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo Japan Corp. 1                                             6,200         29,768,712


                          4 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

                                                                SHARES              VALUE
------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Amadeus Global Travel Distribution SA                        5,861,551    $    60,312,545
------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                    3,026,652        145,449,184
                                                                          ----------------
                                                                              205,761,729
------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                    825,900         44,728,159
------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.5%
Advanced Micro Devices, Inc. 1                               7,506,800        165,299,736
------------------------------------------------------------------------------------------
Altera Corp. 1                                                 991,900         20,532,330
------------------------------------------------------------------------------------------
National Semiconductor Corp. 1                               4,396,600         78,918,970
------------------------------------------------------------------------------------------
Nikon Corp.                                                  4,668,298         57,891,935
------------------------------------------------------------------------------------------
Samsung Electronics Co.                                        257,390        112,011,394
------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                   620,600         21,913,386
------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. 2               63,178,926        100,679,576
                                                                          ----------------
                                                                              557,247,327
------------------------------------------------------------------------------------------
SOFTWARE--3.8%
BEA Systems, Inc. 1                                          5,516,095         48,872,602
------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                               3,484,638         48,122,851
------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                        330,178         20,365,379
------------------------------------------------------------------------------------------
Novell, Inc. 1                                               7,158,611         48,320,624
------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                              1,579,630         21,088,061
------------------------------------------------------------------------------------------
SAP AG                                                         665,171        118,622,313
------------------------------------------------------------------------------------------
Symantec Corp. 1                                             2,465,300         63,506,128
------------------------------------------------------------------------------------------
Trend Micro, Inc.                                            1,330,100         72,237,698
------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                     1,243,900         35,513,345
                                                                          ----------------
                                                                              476,649,001
TELECOMMUNICATION SERVICES--7.2%
------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
France Telecom SA                                            3,556,754        117,768,829
------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                  304              5,333
------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                5,683,012         95,002,158
                                                                          ----------------
                                                                              212,776,320
------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.5%
Hutchison Telecommunications International Ltd. 1               74,013             66,655
------------------------------------------------------------------------------------------
KDDI Corp.                                                     33,663         181,340,646
------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                    3,407,350          75,813,538
------------------------------------------------------------------------------------------
Vodafone Group plc                                        160,250,224         434,611,840
                                                                          ----------------
                                                                              691,832,679
UTILITIES--1.0%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Energias de Portugal SA                                    10,516,310          31,876,269
------------------------------------------------------------------------------------------
Fortum Oyj                                                  1,006,100          18,625,910
                                                                          ----------------
                                                                               50,502,179
------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                             1,337,130           7,096,294
------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                             31,408,183          64,855,286
                                                                          ----------------
                                                                               71,951,580


                          5 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

                                                                          ----------------
Total Common Stocks (Cost $8,167,751,327)                                 $11,825,195,838

                                                                     UNITS
-----------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------
Banca Bipielle Network SpA Wts., Exp. 12/31/34 1,2 (Cost $0)          1,200                 --

                                                                  PRINCIPAL
                                                                     AMOUNT
-----------------------------------------------------------------------------------------------
SHORT-TERM NOTES--3.0%
-----------------------------------------------------------------------------------------------
Barton Capital Corp., 2.27%, 1/5/05 4                           $50,000,000         49,987,944
-----------------------------------------------------------------------------------------------
GOVCO, Inc., 2.36%, 2/14/05 4                                    50,000,000         49,855,778
-----------------------------------------------------------------------------------------------
Grampian Funding LLC, 2.34%, 1/24/05 4                           39,000,000         38,941,695
-----------------------------------------------------------------------------------------------
Neptune Funding Corp.:
2.24%, 1/3/05 4                                                  19,018,000         19,015,633
2.30%, 1/6/05 4                                                  50,000,000         49,984,028
-----------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC:
2.37%, 1/18/05 4                                                 24,484,000         24,456,598
2.37%, 1/19/05 4                                                 24,682,000         24,652,752
2.37%, 1/20/05 4                                                 12,129,000         12,113,829
2.37%, 1/26/05 4                                                 16,706,000         16,678,505
-----------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 2.17%, 1/3/05 4                     13,420,000         13,418,382
-----------------------------------------------------------------------------------------------
Victory Receivables Corp.:
2.29%, 1/3/05 4                                                  15,000,000         14,998,108
2.37%, 1/21/05 4                                                 30,000,000         29,960,167
2.37%, 1/27/05 4                                                 30,000,000         29,948,650
                                                                              ----------------
Total Short-Term Notes (Cost $374,012,069)                                         374,012,069
----------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.2%
Undivided interest of 19.49% in joint repurchase
agreement (Principal Amount/Value $1,443,703,000,
with a maturity value of $1,443,962,867) with
UBS Warburg LLC, 2.16%, dated 12/31/04, to be
repurchased at $281,390,641 on 1/3/05, collateralized
by Federal National Mortgage Assn., 5%--6%, 4/1/34--10/1/34,
with a value of $1,474,609,071  (Cost $281,340,000)             281,340,000        281,340,000
----------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $8,823,103,396)                      99.8%    12,480,547,907
----------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                         0.2         20,471,519
                                                              --------------------------------
Net Assets                                                            100.0%  $ 12,501,019,426
                                                              ================================


Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $128,592,804, which represents 1.03% of the Fund's net assets, of which $27,913,228 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2004 amounts to $7,502,759. Transactions during the period in which the issuer was an affiliate are as follows:


                          6 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

                                       SHARES         GROSS                GROSS                    SHARES
                           SEPTEMBER 30, 2004     ADDITIONS           REDUCTIONS         DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------
 Swiss Medical SA                     960,000            --                   --                   960,000


                                                                      UNREALIZED                  DIVIDEND
                                                                    DEPRECIATION                    INCOME
----------------------------------------------------------------------------------------------------------
 Swiss Medical SA                                                   $  22,887,241                   $   --

4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $374,012,069, or 3.00% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                      Value        Percent
-----------------------------------------------------------------------------
United States                                 $  4,992,585,654          40.0%
United Kingdom                                   1,824,976,516          14.6
Japan                                            1,038,985,970           8.3
France                                             908,118,058           7.3
Sweden                                             571,167,885           4.6
India                                              426,978,712           3.4
Germany                                            379,889,112           3.0
Brazil                                             277,378,500           2.2
The Netherlands                                    263,085,593           2.1
Canada                                             259,557,903           2.1
Korea, Republic of South                           234,414,963           1.9
Switzerland                                        218,821,783           1.8
Hong Kong                                          203,609,878           1.6
Mexico                                             199,178,974           1.6
Bermuda                                            152,517,573           1.2
Taiwan                                             100,679,576           0.8
Ireland                                             71,166,599           0.6
Norway                                              68,582,467           0.6
Singapore                                           64,862,666           0.5
Spain                                               60,312,545           0.5
Italy                                               53,011,643           0.4
Australia                                           52,660,399           0.4
Portugal                                            31,876,269           0.3
Finland                                             18,625,910           0.1
Argentina                                            7,502,759           0.1
                                              -------------------------------
Total                                          $12,480,547,907         100.0%
                                              ===============================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $8,827,059,575
                                              ==============

Gross unrealized appreciation                 $3,836,604,024


                          7 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited


Gross unrealized depreciation                   (183,115,688)
                                              --------------
Net unrealized appreciation                   $3,653,488,336
                                              ==============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the


                          8 | OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS   December 31, 2004 / Unaudited

Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                                UNREALIZED
                                                ACQUISITION        VALUATION AS OF            APPRECIATION
SECURITY                          DATES                COST      DECEMBER 31, 2004          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Nektar Therapeutics             6/25/03        $ 14,307,000           $ 20,410,469            $  6,103,470
Swiss Medical SA        5/19/94-7/10/02          30,390,000              7,502,759             (22,887,241)


                        9 | OPPENHEIMER GLOBAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)